Note 13 - Contingencies, Environmental and Legal Matters (Tables)	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Legal Matters and Contingencies [Text Block]
	June 30, 2014	December 31, 2013
Accrued expenses and other current liabilities	$463	$69
Other long-term liabilities	4,901	4,696
	$5,364	$4,765